Fair Value of Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE 6 – FAIR VALUE MEASUREMENTS

The Plan provides disclosures about assets and liabilities carried at fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority to unobservable inputs. The three broad levels of the fair value hierarchy are described below:

Level I:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level II:

Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for assets measured at fair value.

Money Market Mutual Funds: Valued at $1, as reported on deposit for the Plan at the Trustee and as reported on the securities exchange on which the Funds are traded.

Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Valued at the daily closing price as reported by the Fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

8.

NOTE 6 – FAIR VALUE MEASUREMENTS (CONTINUED)

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of:

	December 31, 2025
	Level I	Level II	Level III	Total
Money Market Mutual Funds	$1,606,156	$-	$-	$1,606,156
Mutual funds	30,826,588	-	-	30,826,588
Common Stock:
Financial	6,686,982	-	-	6,686,982
Total assets at fair value	$39,119,726	$-	$-	$39,119,726

	December 31, 2024
	Level I	Level II	Level III	Total
Money Market Mutual Funds	$1,456,087	$-	$-	$1,456,087
Mutual funds	26,013,755	-	-	26,013,755
Common Stock:
Financial	4,650,999	-	-	4,650,999
Total assets at fair value	$32,120,841	$-	$-	$32,120,841